Long-term financial assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plan assets (Notes 17 and 31)	$ 71,863	$ 81,633
Long-term investments (Note 31)	16,826	19,354
Long-term receivables	10,590	18,093
Long-term derivative financial instruments (Note 31)	237,877	33,578
Long-term financial assets	$ 337,156	$ 152,658